SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /   /

         Pre-Effective Amendment No.                            /   /


         Post-Effective Amendment No.    10                     / X /



                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /   /


         Amendment No.     11                                   / X /


         (Check appropriate box or boxes.)

                THE BSG FUNDS - FILE NOS. 333-22075 AND 811-8061
               (Exact Name of Registrant as Specified in Charter)

               1105 SCHROCK ROAD, SUITE 437, COLUMBUS, OHIO 43229
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (614) 848-3400


                     LISA HUNTER, THE BANC STOCK GROUP, INC.
               1105 SCHROCK ROAD, SUITE 437, COLUMBUS, OHIO 43229
                     (Name and Address of Agent for Service)


                                  With copy to:

            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:


/   / immediately upon filing pursuant to paragraph (b)
/   / on ____________________ pursuant to paragraph (b)
/   / 60 days after filing pursuant to paragraph (a)(1)
/   / on (date) pursuant to paragraph (a)(1)
/ X / 75 days after filing pursuant to paragraph (a)(2)
/   / on (date) pursuant to paragraph (a) (2) of Rule 485.


If appropriate, check the following box:

/   / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             DIAMOND HILL FOCUS FUND


                           DIAMOND HILL SMALL CAP FUND


                           PROSPECTUS _________, 2001


                          1105 Schrock Road, Suite 437
                              Columbus, Ohio 43229

               For Information, Shareholder Services and Requests:
                                 (888) 226-5595


    Diamond Hill Focus Fund seeks to provide long-term capital appreciation.


  Diamond Hill Small Cap Fund seeks to provide long-term capital appreciation.





AS WITH ALL MUTUAL FUND SHARES AND PROSPECTUSES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SHARES OR THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                PAGE


DIAMOND HILL FOCUS FUND


         ABOUT THE FUND

         COSTS OF INVESTING IN THE FUND


DIAMOND HILL SMALL CAP FUND

         ABOUT THE FUND

         COSTS OF INVESTING IN THE FUND


ADDITIONAL INFORMATION ABOUT INVESTMENT
STRATEGIES AND RELATED RISKS

PRICING YOUR SHARES

HOW TO BUY SHARES

HOW TO SELL SHARES

HOW TO EXCHANGE SHARES

DIVIDENDS AND DISTRIBUTIONS

TAXES


OPERATION OF THE FUNDS

                             DIAMOND HILL FOCUS FUND


INVESTMENT OBJECTIVE
         [Icon:  Museum Facade]

     The investment objective of the Diamond Hill Focus Fund is to provide long-term capital appreciation.

HOW THE FUND PURSUES ITS OBJECTIVE
         [Icon:  Newspaper]

     The Fund pursues its objective by investing in common stocks that the Fund's adviser believes are undervalued. The Fund normally focuses its investments in a core of 20 to 30 companies.

     The Fund's adviser utilizes a two-step security selection process to find intrinsic value regardless of overall market conditions. This "bottom up" process begins with fundamental research of companies of all capitalization ranges. The objective is to find companies with solid growth prospects based on company-specific strategies or industry factors. The adviser thoroughly examines prospective companies' corporate and financial histories and scrutinizes management philosophies, missions and forecasts. Once a company is deemed to be attractive by this rigorous process, the adviser applies a proprietary valuation model as a tool for stock selection.

     Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Fund may sell a security if the Fund's adviser believes that the company's fundamentals are deteriorating or if the adviser identifies a stock that it believes offers a better investment opportunity.

     The Fund is a non-diversified fund, which means that the Fund may take larger positions in a small number of companies than a diversified fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND
         [Icon:  Man handing over printed page]

     All investments carry risks to some degree. The Fund's portfolio is subject to the risks associated with common stock investing, such as selecting individual companies that do not perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the adviser's intrinsic value-oriented approach may fail to produce the intended results.

     As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and could be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular stock and the price of that stock falls.

     Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. As with any mutual fund investment, the Fund's returns may vary and you could lose money.

     An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

IS THIS FUND RIGHT FOR YOU?
         [Icon: Silhouettes of men and women]

The Fund is designed for:

o    long term investors seeking a fund with a value investment philosophy

o investors willing to accept the increased risks and price fluctuations associated with a non-diversified fund

HOW THE FUND HAS PERFORMED


     Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund was recently organized and has less than one year of operations.


                COSTS OF INVESTING IN THE DIAMOND HILL FOCUS FUND
                             [Icon: Adding Machine]

     The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1         CLASS A                   CLASS C
                                                                     -------                   -------
Maximum Front End Sales Load Imposed on Purchases......................5.75%.....................NONE
Maximum Contingent Deferred Sales Charge ..............................NONE......................2.00%
Sales Load Imposed on Reinvested Dividends.............................NONE......................NONE
Redemption Fee.........................................................NONE......................NONE
Exchange Fee...........................................................NONE......................NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) 2

         Management Fees...............................................1.00%.....................1.00%
         Distribution (12b-1) Fees.....................................0.25%.....................1.00%
         Other Expenses 2 .............................................0.50%.....................0.50%
Total Fund Operating Expenses..........................................1.75%.....................2.50%

1    Processing organizations may impose transactional fees on shareholders.

2    Other expenses are estimated for the Fund's first fiscal year.

EXAMPLE:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Your actual expenses may be different.

                                   1 YEAR           3 YEARS
                                   ------           -------


Class A                             $___             $___
Class C
  if you sold your shares
        at the end of the period    $___             $___
  if you stayed in the Fund         $___             $___

                           DIAMOND HILL SMALL CAP FUND

INVESTMENT OBJECTIVE
         [Icon:  Museum Facade]

     The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.

HOW THE FUND PURSUES ITS OBJECTIVE
         [Icon:  Newspaper]

     The Fund pursues its objective by investing in common stocks that the Fund's adviser believes are undervalued. The Fund normally invests at least 65% of its assets in small capitalization companies, defined as those companies with a market capitalization below $5 billion.

     The Fund's adviser utilizes a two-step security selection process to find intrinsic value regardless of overall market conditions. This "bottom up" process begins with fundamental research of companies. The objective is to find companies with solid growth prospects based on company-specific strategies or industry factors. The adviser thoroughly examines prospective companies' corporate and financial histories and scrutinizes management philosophies, missions and forecasts. Once a company is deemed to be attractive by this rigorous process, the adviser applies a proprietary valuation model as a tool for stock selection.

     Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Fund may sell a security if the Fund's adviser believes that the company's fundamentals are deteriorating or if the adviser identifies a stock that it believes offers a better investment opportunity. If the market capitalization of a company in the Fund's portfolio grows to the point where the company is no longer a small capitalization company, the Fund may continue to hold the investment for future capital growth opportunities.

     The Fund is a non-diversified fund, which means that the Fund may take larger positions in a small number of companies than a diversified fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND
         [Icon:  Man handing over printed page]

     All investments carry risks to some degree. The Fund's portfolio is subject to the risks associated with common stock investing, such as selecting individual companies that do not perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the adviser's intrinsic value-oriented approach may fail to produce the intended results.

     In addition, investments in smaller companies involve greater risks than investments in larger, more established companies. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less than certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

     Further, smaller companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

     As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and could be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular stock and the price of that stock falls.

     Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. As with any mutual fund investment, the Fund's returns may vary and you could lose money.

     An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

IS THIS FUND RIGHT FOR YOU?
         [Icon: Silhouettes of men and women]

The Fund is designed for:

o    long term investors seeking a fund with a value investment philosophy

o investors willing to accept the increased risks associated with investments in smaller companies

o investors willing to accept the increased risks and price fluctuations associated with a non-diversified fund

HOW THE FUND HAS PERFORMED

     Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund was recently organized and has less than one year of operations.

              COSTS OF INVESTING IN THE DIAMOND HILL SMALL CAP FUND
                             [Icon: Adding Machine]

     The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1         CLASS A                   CLASS C
                                                                     -------                   -------

Maximum Front End Sales Load Imposed on Purchases......................5.75%.....................NONE
Maximum Contingent Deferred Sales Charge ..............................NONE......................2.00%
Sales Load Imposed on Reinvested Dividends.............................NONE......................NONE
Redemption Fee.........................................................NONE......................NONE
Exchange Fee...........................................................NONE......................NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) 2

         Management Fees...............................................1.00%.....................1.00%
         Distribution (12b-1) Fees.....................................0.25%.....................1.00%
         Other Expenses 2 .............................................0.50%.....................0.50%
Total Fund Operating Expenses..........................................1.75%.....................2.50%

1    Processing organizations may impose transactional fees on shareholders.

2    Other expenses are estimated for the Fund's first fiscal year.


EXAMPLE:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Your actual expenses may be different.

                                    1 YEAR           3 YEARS
                                    ------           -------
Class A                             $___             $___
Class C
  if you sold your shares
        at the end of the period    $___             $___
  if you stayed in the Fund         $___             $___

                     ADDITIONAL INFORMATION ABOUT INVESTMENT
                          STRATEGIES AND RELATED RISKS

[Icon: Newspaper]

o    General


     The investment objective of each Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in a Fund having an investment objective different from the objective that the shareholders considered appropriate at the time of investment in the Fund.


o    Temporary strategies


     From time to time, each Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. government repurchase agreements. Either Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not achieve its investment objective. If a Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees and other expenses.


                               PRICING YOUR SHARES
                             [Icon: Adding Machine]


     When you buy and sell shares of a Fund, the price of the shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business. The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Each Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. Requests to buy and sell shares are processed at the NAV next calculated after we receive your order in the form described below.


                                HOW TO BUY SHARES
                               [Icon: Man at Desk]

INITIAL PURCHASE


     The minimum initial investment in each Fund is $2,500 ($1,000 for shareholders participating in the continuing automatic transfer program). There is no minimum for qualified retirement accounts and medical savings accounts.

     You may open an account and make an initial investment in a Fund through securities dealers who have a sales agreement with Banc Stock Financial Services, Inc., the Funds' distributor. You may also make a direct initial investment by following these steps:


     o complete and sign the investment application form which accompanies this Prospectus;

     o    write a check made payable to the Fund in which you are investing;


     o    mail the application and check to:


                           (Fund Name)
                           c/o Mutual Funds Service Co.
                           6000 Memorial Drive
                           Dublin, OH  43017


CAT PROGRAM


     When making your initial investment in a Fund, you may choose to participate in the Fund's continuing automatic transfer ("CAT") program by completing the separate CAT Investment Application Form. The CAT Program offers reduced investment minimums and helps investors make additional purchases of a Fund over a period of years. Purchase amounts are automatically debited each month from your bank account through ACH (automated clearing house).

SALES LOADS

     o    CLASS A SHARES

     Shares of a Fund are purchased at the public offering price. The public offering price for Class A shares is the next determined NAV plus a sales load as shown in the following table.

======================================= ============================== ================================
                                              Sales Load as % of:
        Amount of Investment              Public               Net
                                          Offering            Amount      Dealer Reallowance as % of
                                          Price              Invested       Public Offering Price
======================================= ============================== ================================
Less than $50,000                         5.75%                6.10%                5.25%
$50,000 but less than $100,000            5.25%                5.54%                5.00%
$100,000 but less than $250,000           4.75%                4.99%                4.25%
$250,000 but less than $500,000           3.00%                3.09%                2.50%
$500,000 but less than $1,000,000         1.00%                1.01%                 .75%
$1,000,000 or more                        None                 None                 None
======================================= ============================== ================================


     o    CLASS C SHARES

     Class C shares are subject to a contingent deferred sales charge ("CDSC") (based on the lower of the shares' cost and current NAV) of 2% if redeemed within one year of the purchase date or 1% if redeemed after one year but before two years of the purchase date. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example: if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month. In determining whether the CDSC applies to a redemption of C Shares, C Shares not subject to a CDSC are redeemed first.

     The CDSC will be waived (i) on redemption of shares following the death of the shareholder and (ii) on certain redemptions in connection with IRAs and other qualified retirement plans.

DISTRIBUTION PLANS

     Each class of each Fund has adopted a plan under Rule 12b-1 that allows the class to pay distribution fees for the sale and distribution of its shares. The Distribution Plans for Class C shares also allow the class to pay for services provided to shareholders. Class A shares pay annual 12b-1 expenses of 0.25% and Class C shares pay annual 12b-1 expenses of 1.00% (of which 0.75% is an asset based sales charge and 0.25% is a service fee). Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


ADDITIONAL PURCHASES


     The minimum additional purchase in either Fund is $500 ($100 for CAT purchases). You may buy additional shares at any time through your securities dealer. Or you may buy additional shares directly from the applicable Fund, by mail or wire. Mail your request, with the following information, to the address above:

o    the name of your account;
o    your account number; and
o    a check made payable to the Fund in which you are investing.

     To purchase shares of a Fund by wire, call the Transfer Agent at (888) 226-5595 for instructions. Then, provide your bank with the following wiring information:

          Firstar Bank, N.A.
          ABA #0420-0001-3
          Attn:  ___(Fund Name)_______
          D.D.A. # 821663101 (DIAMOND HILL FOCUS FUND)
               or __________ (DIAMOND HILL SMALL CAP FUND)
          Account Name _________________ (write in shareholder name) For Account # ______________ (write in account number)

     A Fund will accept wire orders only on a day on which the Fund, the Custodian and the Transfer Agent are open for business. A wire purchase will be considered made when the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Funds may charge a fee in the future.


TAX SHELTERED RETIREMENT PLANS


     Since the Funds are oriented to longer term investments, the Funds may be an appropriate investment for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans.

     Call us at 888-226-5595 to open an IRA or SEP plan or obtain more specific information regarding these retirement plan options. Custodial fees for an IRA will be paid by redemption of Fund shares from the IRA unless you pay these fees directly to the IRA custodian.

 OTHER PURCHASE INFORMATION


     We reserve the right to limit the amount of purchases and to refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a shareholder of either Fund, we can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

     Trustees, directors, officers and employees of the Trust, the adviser, service providers of the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities, may purchase and redeem shares of either Fund without paying a sales charge. Broker-dealers with selling agreements with the distributor and employee benefit plans established by same, may purchase and redeem shares of a Fund without paying a sales charge. In addition, shares of either Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement with the distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in a Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with a Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus. [Under certain circumstances, shareholders of the adviser's parent company, Banc Stock Group, Inc., may purchase shares of a Fund during certain promotional periods without paying a sales charge. Contact the Funds' distributor, Banc Stock Financial Services, Inc., at 1-800-347-BANK for additional information.]


                               HOW TO SELL SHARES
                               [Icon: Man at Desk]


     You may sell all or part of your investment in a Fund on any day that the New York Stock Exchange is open for trading. You may receive proceeds of your sale in a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale. A broker may charge a transaction fee to sell shares. Presently, there is no charge for wire sales, but we may charge for this service in the future. Any charges for wire sales will be deducted from your Fund by redemption of shares.

     BY MAIL - To sell any part of your account in a Fund by mail, send a written request, with the following information, to the address above:


     o    the Fund name;
     o    your account number;
     o    the name(s) on your account;
     o    your address;
     o    the dollar amount or number of shares you wish to redeem; and

     o the signatures of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered and guaranteed by an "eligible guarantor institution."

     An eligible guarantor institution is an institution that is a member of a Medallion Program, located in or having a correspondent in New York City. Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Signature guarantees are for your protection. In certain instances, we may require you to furnish additional legal documents to insure proper authorization.


     BY TELEPHONE - If you have completed the Optional Telephone Redemption and Exchange section of your investment application, you may sell any part of your account by calling us at (888) 226-5595. The Funds, the Transfer Agent and the Custodian are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. They will use reasonable procedures to confirm that telephone instructions are genuine.


     We may terminate the telephone sale procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us, although we have never experienced difficulties in receiving or in a timely fashion responding to telephone requests. If you are unable to reach us by telephone, you may request a sale by mail.

     ADDITIONAL INFORMATION - If you are not certain of the requirements for a sale please call us at (888) 226-5595. We cannot accept, and will return, requests specifying a certain date or share price. We will normally mail you the proceeds on or before the fifth business day following your sale. However, we will not mail any proceeds unless your investment check has cleared the bank, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales or postpone payment dates.


     Because the Funds incur certain fixed costs in maintaining shareholder accounts, we reserve the right to require you to redeem all of your shares in a Fund on 30 days' written notice if the value of your shares is less than $2,500 due to sales, or such other minimum amount as we may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in a Fund to the minimum amount within the 30-day period.


                             HOW TO EXCHANGE SHARES


     You may exchange any or all of your shares in a Fund for shares in the following participating funds:

     o    the Diamond Hill Focus Fund,
     o    the Diamond Hill Small Cap Fund,
     o the Diamond Hill Money Market Account with the Flex Fund's Money Market Fund, a separately managed money market fund, or
     o    the Banc Stock Group Fund, subject to the following conditions:

     EXCHANGES OF CLASS A SHARES: You may exchange, without charge, any and all of your Class A shares in any participating fund for Class A shares in any other participating fund. Shares in the Money Market Account may be exchanged for shares in a Diamond Hill Fund, subject to any applicable sales charge.

     EXCHANGES OF CLASS C SHARES: You may exchange, without charge, any and all of your Class C shares in any participating fund for Class C shares in any other participating fund. Shares in the Money Market Account may be exchanged for shares in a Diamond Hill Fund, subject to any applicable sales charge.

     You may request the exchange by telephoning (888) 226-5595 or writing the Transfer Agent at 6000 Memorial Drive, Dublin, OH 43017. Exchanges may be made only if the exchanging fund is registered in your state of residence. The exchange privilege does not constitute an offering or recommendation of a Fund, Money Market Account, or the Banc Stock Group Fund. It is your responsibility to obtain and read a prospectus of the exchanging fund before you make an exchange.

o If you exchange shares into or out of a Fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received, subject to any applicable sales charge in the case of an exchange out of the Money Market Account.

o If you exchange Class C shares of a Fund with shares of the Money Market Account, the time you own Money Market Account shares will not be included when the holding period for the CDSC is calculated.

o If you redeem shares from the Money Market Account that were previously Class C shares of a Diamond Hill Fund without exchanging into Class C shares of the original Fund or another participating fund, the redemption is made at the net asset value per share next determined after the redemption request is received, less any CDSC that applied to the original Fund shares.

o If you exchange only a portion of your Class C shares of a Fund, shares not subject to a CDSC are exchanged first.


     In times of extreme economic or market conditions, exchanging fund shares by telephone may be difficult. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for Federal income tax purposes.


     Exchanges will be accepted only if the registration of the two accounts is identical. The Funds, the Transfer Agent and the Custodian are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. They will use reasonable procedures to confirm that telephone instructions are genuine.


                           DIVIDENDS AND DISTRIBUTIONS
         [Icon: Dollars and Cents]


     The Adviser primarily seeks opportunities for capital appreciation, Accordingly, each Fund expects that its distributions will consist primarily of capital gains.

     Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders every December. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Dividends paid by a Fund may be eligible in part for the dividends received deduction for corporations. If you sell your entire account, you will be paid all dividends accrued to the time of sale, including the day of sale. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.


                                      TAXES
         [Icon: Dollars and Cents]


     In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Each Fund expects that its distributions will primarily consist of capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a taxable distribution.


     Early each year, we will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your Fund investment.


                             OPERATION OF THE FUNDS
                              [Icon: Museum Facade]

     Diamond Hill Capital Management, Inc., formerly known as Heartland Advisory Group, Inc., 1105 Schrock Road, Suite 437, Columbus, Ohio 43229 (the "Adviser") manages each Fund's investments. Each Fund is authorized to pay the Adviser a fee equal to 1.00% of its average daily net assets. The former Heartland Advisory Group has been engaged in the business of researching, buying, holding and selling shares of community and regional banks for almost two decades. The name change to Diamond Hill Capital Management coincides with a change in management of Heartland Advisory's parent company and reflects the Adviser's ability to offer investment management services that span across all domestic economic sectors and industries in the equity market.

     Roderick H. Dillon and Thomas P. Schindler, the co-portfolio managers of each Fund, have been primarily responsible for the day-to-day management of each Fund's portfolio since its inception. Mr. Dillon has a Masters in Business Administration from the University of Dayton, and a B.S. degree and Master of Arts from the Ohio State University. From 1997 to 2000, Mr. Dillon served as the Managing Partner of Loomis Sayles & Co., an investment advisory firm. From 1993 to 1997, Mr. Dillon served as the President and Chief Investment Officer of Dillon Capital Management, an investment advisory firm.

     Mr. Schindler has a Bachelor of Science in Finance from the Ohio State University. From 1999 to 2000, Mr. Schindler served as a Portfolio Manager for Loomis Sayles & Co. From 1997 to 1999, Mr. Schindler served as an analyst for Nationwide Insurance. From 1996 to 1997, Mr. Schindler served as an analyst for Dillon Capital Management. Prior to 1996, Mr. Schindler was attending Ohio State University where he graduated summa cum laude.


     The Adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers, and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. [The Adviser has an arrangement with Banc Stock Financial Services, Inc. ("BSFS"), a full service NASD Broker-Dealer and Registered Investment Adviser, whereby the Adviser pays 50% of its management fee to BSFS on monies invested in the Funds by BSFS brokerage and advisory clients. The Adviser and BSFS are both subsidiaries of The Banc Stock Group, Inc.]

INVESTMENT ADVISER                          TRANSFER AGENT AND ADMINISTRATOR
Diamond Hill Capital Management, Inc.       (ALL REDEMPTION REQUESTS)
1105 Schrock Road, Suite 437                Mutual Funds Service Co.
Columbus, Ohio  43229                       6000 Memorial Drive
                                            Dublin, OH  43017

CUSTODIAN                                   AUDITORS
Firstar Bank, N.A.                          McCurdy & Associates CPA's, Inc.
425 Walnut Street, ML 6118                  27955 Clemens Road
Cincinnati, Ohio  45202                     Westlake, Ohio 44145

LEGAL COUNSEL                               DISTRIBUTOR
Brown, Cummins & Brown Co., L.P.A.          Banc Stock Financial Services, Inc.
3500 Carew Tower, 441 Vine Street           1105 Schrock Road, Suite 437
Cincinnati, Ohio  45202                     Columbus, Ohio  43229

                                [BACK COVER PAGE]

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

     Call the Funds at 888-226-5595 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

     You may review and copy information about a Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about a Fund on the EDGAR Database on the SEC's Internet site at HTTP.//WWW.SEC.GOV, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act #811-8061

                             DIAMOND HILL FOCUS FUND


                           DIAMOND HILL SMALL CAP FUND



                       STATEMENT OF ADDITIONAL INFORMATION


                               ____________, 2001

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Diamond Hill Focus Fund and the Diamond Hill Small Cap Fund dated ________, 2001. A free copy of the Prospectus can be obtained by writing the Transfer Agent at 6000 Memorial Drive, Dublin, Ohio 43017, or by calling 1-888-226-5595.


                                TABLE OF CONTENTS

                                                                          PAGE

DESCRIPTION OF THE TRUST..................................................  2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.....  3

INVESTMENT LIMITATIONS....................................................  4


SHARES OF THE FUNDS.......................................................  6


THE INVESTMENT ADVISER....................................................  7

TRUSTEES AND OFFICERS.....................................................  8

PORTFOLIO TRANSACTIONS AND BROKERAGE......................................  9

DISTRIBUTION PLANS ....................................................... 11

DETERMINATION OF SHARE PRICE.............................................. 12

TAXES..................................................................... 12

INVESTMENT PERFORMANCE.................................................... 13

CUSTODIAN................................................................. 14

TRANSFER AGENT............................................................ 14

ACCOUNTANTS............................................................... 14

DISTRIBUTOR............................................................... 14

DESCRIPTION OF THE TRUST


     Diamond Hill Focus Fund (a "Fund") was organized as a non-diversified series of The BSG Funds (the "Trust") on June 23, 2000. Diamond Hill Small Cap Fund (a "Fund," and together with the Diamond Hill Focus Fund, the "Funds") was organized as a non-diversified series of the Trust on _________________. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 14, 1997 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value (the "Shares"). The Funds are two of three funds currently authorized by the Trustees. Each Fund currently has two classes of Shares: Class A and Class C.


     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of a Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

     The differing sales charges and other expenses applicable to the different classes of a Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

     Upon sixty days prior written notice to shareholders, a Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable.

     As of December 31, 2000, the officers and trustees as a group beneficially owned ____%, and the Fund's investment adviser, Diamond Hill Capital Management, Inc., 1105 Schrock Road, Suite 437, Columbus, OH 43229 (the "Adviser"), beneficially owned ____%, of the outstanding shares of the Diamond Hill Focus Fund.

     Prior to the public offering of the Diamond Hill Small Cap Fund, Roderick
H. Dillon, Jr., President and Trustee of the Trust and co-portfolio manager of the Fund, purchased 80% of the outstanding shares of the Fund and may be deemed to control the Fund. In addition, William P. Zox, a Trustee of the Trust and an employee of the Fund's investment adviser, purchased 15%, and Thomas P. Schindler, co-portfolio manager of the Fund, purchased 5%, of the outstanding shares of the Fund. As the controlling shareholder, Mr. Dillon could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser. After the public offering commences, it is anticipated that Mr. Dillon will no longer control the Fund.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS


     This section contains a more detailed discussion of some of the investments a Fund may make and some of the techniques it may use.


     A. EQUITY SECURITIES. Equity securities consist of common stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

     Equity securities include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.


     A Fund may invest in foreign equity securities by purchasing American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that a Fund does invest in ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund's portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

     At times, a portion of a Fund may be invested in companies with short operating histories ("new issuers") and in initial public offerings ("IPOs"), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent a Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalization companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.

     B. REPURCHASE AGREEMENTS. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Funds engage in repurchase transactions.

     C. LEVERAGING. A Fund may borrow up to five percent of the value of its total assets from banks to increase its holdings of portfolio securities. Under the Investment Company Act of 1940, as amended, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient Fund holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Fund, which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.


INVESTMENT LIMITATIONS


     FUNDAMENTAL. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), I.E., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").


     1. BORROWING MONEY. Neither Fund will borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. SENIOR SECURITIES. Neither Fund will issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. UNDERWRITING. Neither Fund will act as underwriter of securities issued by other persons. his limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL ESTATE. Neither Fund will purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. COMMODITIES. Neither Fund will purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. LOANS. Neither Fund will make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. CONCENTRATION. Neither Fund will invest 25% or more of its total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.


     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.


NON-FUNDAMENTAL. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Restrictions" above).

     1. PLEDGING. Neither Fund will mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. BORROWING. Neither Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. MARGIN PURCHASES. Neither Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. OPTIONS. Neither Fund will purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

     5. LOANS. Neither Fund will loan its portfolio securities.

     6. REVERSE REPURCHASE AGREEMENTS. Neither Fund will enter into reverse repurchase agreements.

SHARES OF THE FUNDS

     Two classes of shares, Class A shares and Class C shares, are authorized for each Fund. Both classes of shares represent an interest in the same portfolio of investments of a Fund and have the same rights, except that each class has exclusive voting rights with respect to its Rule 12b-1 distribution plan. The net asset value per share of both classes is expected to differ from time to time.

     A contingent deferred sales charge ("CDSC"), based on the lower of the shares' cost and current net asset value, of 2% will be charged if the Class C shares are redeemed within one year of the purchase date or 1% if redeemed after one year but before two years of the purchase date.

     The CDSC imposed on Class C shares will be waived (i) on redemption of shares following the death of the shareholder and (ii) on certain redemptions in connection with IRAs and other qualified retirement plans.

     Trustees, directors, officers and employees of the Trust, the Adviser, service providers of the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase and redeem shares of a Fund without paying a sales charge. Broker-dealers with selling agreements with the Distributor and employee benefit plans established by same, may purchase and redeem shares of a Fund without paying a sales charge. In addition, shares of a Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement with the Distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in a Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with a Fund through a processing organization should read materials provided by the processing organization in conjunction with this Statement of Additional Information. [Under certain circumstances, shareholders of the Adviser's parent company, Banc Stock Group, Inc., may purchase shares of a Fund during certain promotional periods without paying a sales charge.] The Trustees have determined that the Funds incur no appreciable distribution expenses in connection with sales to these investors and that it is therefore appropriate to waive sales charges for these investors.


THE INVESTMENT ADVISER


     Each Fund's investment adviser is Diamond Hill Capital Management, Inc., formerly known as Heartland Advisory Group, Inc., 1105 Schrock Road, Suite 437, Columbus, Ohio 43229 (the "Adviser"). The Adviser is a wholly owned subsidiary of The Banc Stock Group, Inc.

     Under the terms of each Fund's management agreement with the Adviser ( each a "Management Agreement"), the Adviser manages the Fund's investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.


     The Adviser retains the right to use the name "Diamond Hill" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Diamond Hill" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.


     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. A Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

     Under the terms of each Fund's administration agreement with the Adviser (each an "Administration Agreement"), the Adviser renders all administrative and supervisory services to the Fund. The Adviser oversees the maintenance of all books and records with respect to each Fund's securities transactions and each Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. The Adviser is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations.

     Under each Administration Agreement, the Adviser assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and extraordinary or non-recurring expenses. The
Fund also pays expenses which it is authorized to pay pursuant to Rule 12b-1 under the Act.


     Pursuant to each Administration Agreement, the Adviser receives a fee which is paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.


TRUSTEES AND OFFICERS

     The names of the Trustees and executive officers of the Trust are shown below. Each Trustee or officer who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.


===================================== ========================== ===========================================================
            NAME, AGE                          POSITION                             PRINCIPAL OCCUPATIONS
            AND ADDRESS                                                              DURING PAST 5 YEARS
------------------------------------- -------------------------- -----------------------------------------------------------
Roderick H. Dillon, Jr. *             President and Trustee      President, Chief Executive Officer and Chief Investment
Year of Birth: 1956                                              Officer of The Banc Stock Group, Inc., Columbus, Ohio,
1105 Schrock Road, Suite 437                                     since April 2000; Vice President with Loomis, Sayles &
Columbus, Ohio  43229                                            Company, a financial services company, from October 1997
                                                                 to April 2000; President and Chief Investment Officer of
                                                                 Dillon Capital Management, an investment advisory firm,
                                                                 from July 1993 to October 1997.
------------------------------------- -------------------------- -----------------------------------------------------------
Lisa R. Hunter *                      Trustee, Treasurer,        Vice president of Banc Stock Financial Services, Inc. and
Year of Birth: 1953                   Secretary and Chief        Director of Compliance.** Prior to 1995, compliance
1105 Schrock Road, Suite 437          Financial Officer          administrator of VESTAX Securities Corp, 1932 Georgetown
Columbus, Ohio  43229                                            Rd., Hudson, Ohio  44256.
------------------------------------- -------------------------- -----------------------------------------------------------
John M. Bobb                          Trustee                    Director of Headwaters Group, 8200 Clouse Road, New
Year of Birth: 1941                                              Albany, Ohio, a fine arts consulting agency, 1994 to
8200 Clouse Road                                                 present.  Prior to 1994, sales and marketing director
New Albany, Ohio  43054                                          with Bush Brothers, a food company in Knoxville,
                                                                 Tennessee.
------------------------------------- -------------------------- -----------------------------------------------------------
George A. Skestos                     Trustee                    President of Homewood Corporation, 750 Northlawn Drive,
Year of Birth: 1968                                              Columbus, Ohio  43214, a real estate development firm,
750 Northlawn Drive                                              since September 1999; Director of the Midland Life
Columbus, Ohio  43214                                            Insurance Company since April 1998; Officer of Huntington
                                                                 Capital Corp. from April 1994 to September 1997.
------------------------------------- -------------------------- -----------------------------------------------------------
William P. Zox                        Trustee                    ______________ of ________________, since ________,
Year of Birth: 1967                                              200__; Partner with Schottenstein, Zox and Dunn Co. LPA,
41 S. High St.                                                   41 S. High St., Columbus, Ohio  43215, a law firm,
Columbus, Ohio  43215                                            January 2000 to _______________; Associate with
                                                                 Schottenstein, Zox and Dunn Co. LPA from July 1993 to
                                                                 January 2000.
===================================== ========================== ===========================================================

** Banc Stock Financial Services, Inc. is the Trust's principal underwriter (the "Distributor"). The Adviser and The Banc Stock Group, Inc. are affiliates of the Distributor.

     Trustee fees are Trust expenses. The compensation paid to the Trustees for the year ended February 29, 2000 is set forth in the following table:

================================ ==============================
                                      TOTAL COMPENSATION
                                   FROM TRUST (THE TRUST IS
             NAME                   NOT IN A FUND COMPLEX)
-------------------------------- ------------------------------
Lisa R. Hunter                                 0
-------------------------------- ------------------------------
John M. Bobb                                $4,000
-------------------------------- ------------------------------
Virginia H. Rader*                          $4,000
-------------------------------- ------------------------------
Gary A. Radville*                           $4,000
================================ ==============================

* Ms. Rader and Mr. Radville no longer serve as Trustees of the Trust.

     The Trust, the Adviser and its affiliates have adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by a Fund. However, the Code restricts personal investing practices by directors, officers and employees of the Adviser and its affiliates and officers of the Trust. The Code of Ethics also restricts personal investing practices of trustees of the Trust who have knowledge about recent Fund trades. The Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage the Funds.


PORTFOLIO TRANSACTIONS AND BROKERAGE


     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to a Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under each Management Agreement.

     While the Funds do not deem it practicable and in their best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

     A Fund has no obligation to deal with any broker or dealer in the execution of its transactions. [However, it is contemplated that Banc Stock Financial Services, Inc. ("BSFS"), in its capacity as a registered broker-dealer, will effect a portion of each Fund's securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through Mesirow Financial, Inc.]


     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


     Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Adviser (such as BSFS) may be prohibited from dealing with a Fund as a principal in the purchase and sale of securities. Therefore, BSFS will not serve as a Fund's dealer in connection with over-the-counter transactions. However, BSFS may serve as a Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through Mesirow Financial, Inc.

     A Fund will not effect any brokerage transactions in its portfolio securities with BSFS if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. Each Management Agreement provides that affiliates, or any affiliates of affiliates, of the Adviser may receive brokerage commissions in connection with effecting such transactions for a Fund. In determining the commissions to be paid to BSFS, it is the policy of each Fund that such commissions will, in the judgment of the Trust's Board of Trustees, be
(a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by BSFS on comparable transactions for its most favored unaffiliated customers, except for customers of BSFS considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by BSFS to the Funds and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

     Each Management Agreement does not provide for a reduction of the Adviser's fee by the amount of any profits earned by BSFS from brokerage commissions generated from portfolio transactions of a Fund.

     While the Funds contemplate no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. BSFS will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

     When a Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for a Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory clients (including the Funds) may also be blocked with those of the Adviser, the Distributor or any of their affiliates. The Adviser, the Distributor and their affiliates will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Funds) are filled.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of a Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. In addition, the Distributor (not the Funds) may compensate brokers and other intermediaries for directing assets to or retaining assets in a Fund. The Distributor is a registered broker-dealer and it is anticipated that it will receive brokerage commissions from each Fund. Both the Adviser and the Distributor are wholly owned by Banc Stock Group, Inc., a corporation which invests in financial services companies.

DISTRIBUTION PLANS

     Effective ____________, 2001, each class of each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits a Fund to pay for certain distribution and promotion activities related to marketing its shares. Pursuant to the Plans, each Fund will pay the Adviser a fee for the Adviser's services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares. In addition, each Fund will pay the Adviser a service fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. Payments received by the Adviser pursuant to either Plan may be greater or less than distribution expenses incurred by the Adviser with respect to the applicable class and are in addition to fees paid by each Fund pursuant to its Management Agreement and Administration Agreement.

     Under the Plans, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of Shares, or that hold Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to a Fund and its shareholders, or for rendering shareholder support services, including allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may request; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of Shares; (c) costs of preparing, printing and distributing Fund prospectuses and statements of additional information and reports for recipients other than existing Fund shareholders;
(d) costs of formulating and implementing marketing and promotional activities, including sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plans. The Funds do not participate in any joint distribution activities with other mutual funds.

     The Trustees expect that the Plans will significantly enhance each Fund's ability to expand distribution. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

     The Plans have been approved by the Funds' Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the Plans or any related agreement, by a vote cast in person. Continuation of the Plans and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees. Roderick H. Dillon, Jr., and Lisa R. Hunter, each a Trustee and officer of the Trust, and William P. Zox, a Trustee of the Trust, may benefit indirectly from payments received by the Adviser under the Plans because of their relationships with the Adviser and its affiliates.


DETERMINATION OF SHARE PRICE


     The price (net asset value) of the shares of a Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

TAXES


     Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their respective net investment income and any realized capital gains.


INVESTMENT PERFORMANCE


     Each Fund may periodically advertise "average annual total return." The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment.


     "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              P(1+T)n=ERV

Where:            P      =    a hypothetical $1,000 initial investment
                  T      =    average annual total return
                  n      =    number of years
                  ERV         = ending redeemable value at the end of the
                              applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.


     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the commencement of operations of each class of shares of a Fund) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by a Fund's average annual total return as described above.

     A Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing a Fund's performance to those of other investment companies or investment vehicles. The risks associated with a Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     Each Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration.

     From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of a Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. A Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

     In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of a Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.


CUSTODIAN


     Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of each Fund's investments. The Custodian acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund's request and maintains records in connection with its duties.


TRANSFER AGENT


     Mutual Funds Service Co. (MFSCo.), 6000 Memorial Drive, Dublin, Ohio 43017 acts as each Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. MFSCo. also acts as each Fund's administrator and, in such capacity, manages each Fund's business affairs. In addition, MFSCo., in its capacity as fund accountant, provides each Fund with certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MFSCo. receives an annual fee from the Adviser equal to 0.05% of each Fund's assets up to $100 million (subject to a minimum annual fee of $20,000, which increases as additional classes are added).


ACCOUNTANTS


     The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending February 29, 2001. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR


     Banc Stock Financial Services, Inc. ("BSFS"), 1105 Schrock Road, Suite 437, Columbus, Ohio 43229, is the exclusive agent for distribution of shares of each Fund. The Distributor is obligated to sell shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

                                  THE BSG FUNDS

PART C.  OTHER INFORMATION
         -----------------

ITEM 23. EXHIBITS

(a)  Articles of Incorporation

     (i) Copy of Registrant's Amended and Restated Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.


     (ii) Copy of Amendment No. 1 to Registrant's Amended and Restated Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference. Copies of other Amendments to Registrant's Amended and Restated Declaration of Trust are filed herewith.


(b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders-None other than in Registrant's Amended and Restated Declaration of Trust, as amended, and By-Laws.

(d)  Investment Advisory Contracts.


     (i) Registrant's Management Agreement for the Diamond Hill Focus Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (ii) Copy of Registrant's Management Agreement for the Banc Stock Group Fund with its Adviser, Banc Stock Financial Services, Inc., is filed herewith.

     (iii) Copy of Registrant's Proposed Management Agreement for the Diamond Hill Small Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., is filed herewith.

(e) Underwriting Contracts. Copy of Registrant's Underwriting Agreement with Banc Stock Financial Services, Inc., which was filed as an Exhibit to Registrant's Pre- Effective Amendment, is hereby incorporated by reference.

(f)  Bonus or Profit Sharing Contracts- None.

(g) Custodian Agreements. Copy of Registrant's Agreement with the Custodian, Firstar Bank, N.A. (formerly Star Bank, N.A.), which was filed as an Exhibit to Registrant's Pre-Effective Amendment, is hereby incorporated by reference.

(h)  Other Material Contracts.


     (i) Registrant's Administrative Services Agreement with Diamond Hill Capital Management, Inc. for the Diamond Hill Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (ii) Copy of Registrant's Administrative Services Agreement with Banc Stock Financial Services, Inc. for the Banc Stock Group Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (iii) Copy of Registrant's Administrative Services Agreement with Diamond Hill Capital Management, Inc. for the Diamond Hill Small Cap Fund - to be supplied.


(i)  Legal Opinion.

     (i) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7, is hereby incorporated by reference.

     (ii) Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

(j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k)  Omitted Financial Statements- None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment, is hereby incorporated by reference.

(m)  Rule 12b-1 Plans.

     (i) Class A Shares 12b-1 Distribution Expense Plan for the Banc Stock Group Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (ii) Class C Shares 12b-1 Distribution Expense Plan for the Banc Stock Group Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.


     (iii) The Diamond Hill Focus Fund (Class A) 12b-1 Distribution Expense Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7, is hereby incorporated by reference.

     (iv) Proposed Class C Shares 12b-1 Distribution Expense Plan for the Diamond Hill Focus Fund is filed herewith.

     (v) Proposed Class A Shares 12b-1 Distribution Expense Plan for the Diamond Hill Small Cap Fund is filed herewith.

     (vi) Proposed Class C Shares 12b-1 Distribution Expense Plan for the Diamond Hill Small Cap Fund is filed herewith.


(n) Rule 18f-3 Plan. Rule 18f-3 Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(o)  Powers of Attorney

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, are hereby incorporated by reference.


     (ii) Powers of Attorney for Trustees and Officers are filed herewith.

(p) Code of Ethics - Copy of Code of Ethics of The BSG Funds and The Heartland Group of Companies, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

     None.

ITEM 25. INDEMNIFICATION

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

     SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

     SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement, the Underwriter has agreed to indemnify, defend, and hold the Registrant, its officers, trustees, employees, shareholders and agents, and any person who controls the Registrant within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending against such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Registrant, its trustees, officers, employees, shareholders and agents, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any untrue statement of a material fact or alleged untrue statement of a material fact contained in information furnished in writing by the Underwriter to the Registrant for use in the Registration Statement, or arising out of or based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement necessary to make such information not misleading.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


     A. Diamond Hill Capital Management, Inc., formerly known as Heartland Advisory Group, Inc., 1105 Schrock Road, Suite 437, Columbus, Ohio 43229 ("DHCM"), adviser to the Diamond Hill Focus Fund and the Diamond Hill Small Cap Fund, is a registered investment adviser.


          (1) DHCM has engaged in no other business during the past two fiscal years.

          (2) Information with respect to the directors and officers of DHCM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-32176).


     B. Banc Stock Financial Services, Inc., 1105 Schrock Road, Suite 437, Columbus, Ohio 43229 ("BSFS"), adviser to the Banc Stock Group Fund, is a registered investment adviser.

          (1) BSFS, a registered broker-dealer, also serves as the Registrant's principal underwriter.

          (2) Information with respect to the directors and officers of BSFS is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-55155).


ITEM 27. PRINCIPAL UNDERWRITERS

          (a)  None.


          (b) Banc Stock Financial Services, Inc. ("BSFS"), 1105 Schrock Road, Suite 437, Columbus, Ohio is the Registrant's principal underwriter. Anthony J. Reilly is the President, Jeffrey C. Barton is the Treasurer and sole Director, and Sandra L. Quinn is the Vice President and Secretary of BSFS.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1105 Schrock Road, Suite 437, Columbus, Ohio 43229 and/or by the Registrant's Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, Mutual Funds Service Co., 6000 Memorial Dr., Dublin, Ohio 43017.

ITEM 29. MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

     None.

ITEM 30. UNDERTAKINGS

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and the State of Ohio on the 12th day of January, 2001.

                                           THE BSG FUNDS

                                           By: /s/ DONALD S. MENDELSOHN
                                              ------------------------------
                                              Donald S. Mendelsohn,
                                              Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RODERICK H. DILLON, JR.*           President                 January 12, 2001
-----------------------------
Roderick H. Dillon, Jr.

LISA R. HUNTER*                    Trustee, Treasurer,       January 12, 2001
-----------------------------      Secretary and Chief
Lisa R. Hunter                     Financial Officer


JOHN M. BOBB*                      Trustee                   January 12, 2001
-----------------------------
John M. Bobb

GEORGE A. SKESTOS*                 Trustee                   January 12, 2001
-----------------------------
George A. Skestos

WILLIAM P. ZOX*                    Trustee                   January 12, 2001
-----------------------------
William P. Zox

*By: /s/ DONALD S. MENDELSOHN
    -------------------------
    Donald S. Mendelsohn
    Executed by Donald S. Mendelsohn
    on behalf of those indicated pursuant
    to Powers of Attorney

                            POST-EFFECTIVE AMENDMENT

                                  EXHIBIT INDEX


1. Amendments to Amended and Restated Declaration of Trust . . . EX-99.23.a(ii)

2. Management Agreement for the Banc Stock Group Fund  . . . . . EX-99.23.d(ii)

3. Proposed Management Agreement for the Diamond Hill
   Small Cap Fund  . . . . . . . . . . . . . . . . . . . . . . . EX-99.23.d(iii)

4. Consent of Brown, Cummins & Brown Co., L.P.A. . . . . . . . . EX-99.23.i(ii)

5. Consent of Independent Public Accountants . . . . . . . . . . EX-99.23.j

6. Proposed Class C Shares 12b-1 Plan for the Diamond Hill
   Focus Fund  . . . . . . . . . . . . . . . . . . . . . . . . . EX-99.23.m(iv)

7. Proposed Class A Shares 12b-1 Plan for the Diamond Hill
   Small Cap Fund  . . . . . . . . . . . . . . . . . . . . . . . EX-99.23.m(v)

8. Proposed Class C Shares 12b-1 Plan for the Diamond Hill
   Small Cap Fund  . . . . . . . . . . . . . . . . . . . . . . . EX-99.23.m(vi)

9. Powers of Attorney  . . . . . . . . . . . . . . . . . . . . . EX-99.23.o(ii)